Bank Borrowings - Schedule of Bank Borrowings (Details) - Bank Borrowings [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Short-term bank borrowing	[1]	¥ 15,172	$ 2,078	¥ 5,000
Long-term bank borrowing, current portion	[2]	2,800	384	9,500
Long-term bank borrowing, non-current portion	[2]	3,700	507
Total bank borrowings		¥ 21,672	$ 2,969	¥ 14,500

[1]	During fiscal year 2024, both Shanghai Youxu and Youpin Shandong fully repaid their aggregate short-term bank borrowings of RMB5,000 originally obtained in 2023. Subsequent to these repayments, Youpin Shandong entered into new one-year short-term bank loans of RMB282 on August 19, 2024, carrying an annual interest rate of 3.95%, followed by an additional RMB890 loan on August 21, 2024, with an annual interest rate of 3.75%. Separately, Shanghai Youxu obtained two one-year short-term bank facilities: RMB10,000 on August 16, 2024 and RMB4,000 on September 29, 2024, both bearing an annual interest rate of 3.45% and the initial loan agreement stipulates that Jia Li serves as a co-borrower under this financing arrangement, assuming joint and several liability for repayment obligations.
[2]	During 2024, Youxu Zibo repaid RMB3,000 of its bank borrowings from Qishang Bank. On December 6, 2024, the company entered into a renewal agreement with Qishang Bank to extend the remaining RMB6,500 loan to June 3, 2026, maintaining the original annual interest rate of 6.87%.